Schedule of Investments(a)
May 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–124.88%(b)
Advertising–0.20%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(c)	$150,000	$146,836
Aerospace & Defense–0.73%
TransDigm, Inc., 6.00%, 01/15/2033(c)	529,000	523,833
Alternative Carriers–1.17%
Lumen Technologies, Inc.,
4.50%, 01/15/2029(c)	31,000	27,465
5.38%, 06/15/2029(c)	18,000	15,947
10.00%, 10/15/2032(c)	60,000	61,611
Series P, 7.60%, 09/15/2039	32,000	27,120
Series U, 7.65%, 03/15/2042	26,000	21,483
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(c)	497,000	517,614
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027 (Acquired 02/06/2024-08/15/2024; Cost $104,996)(c)(d)	120,000	112,990
6.13%, 03/01/2028 (Acquired 08/01/2024-08/15/2024; Cost $53,500)(c)(d)	70,000	60,427
		844,657
Application Software–2.91%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(c)	568,000	525,836
Cloud Software Group, Inc.,
9.00%, 09/30/2029(c)	319,000	326,761
8.25%, 06/30/2032(c)	434,000	456,790
Fair Isaac Corp., 6.00%, 05/15/2033(c)	260,000	260,159
SS&C Technologies, Inc.,
5.50%, 09/30/2027(c)	249,000	248,878
6.50%, 06/01/2032(c)	270,000	277,438
		2,095,862
Automobile Manufacturers–1.46%
Allison Transmission, Inc.,
4.75%, 10/01/2027(c)	527,000	518,502
3.75%, 01/30/2031(c)	584,000	530,589
		1,049,091
Automotive Parts & Equipment–3.79%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(c)	41,000	41,790
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(c)	506,000	531,999
Forvia SE (France), 8.00%, 06/15/2030(c)	592,000	602,166
NESCO Holdings II, Inc., 5.50%, 04/15/2029(c)	806,000	760,009
PHINIA, Inc.,
6.75%, 04/15/2029(c)	503,000	514,751
6.63%, 10/15/2032(c)	277,000	275,627
		2,726,342
Principal Amount		Value
Automotive Retail–3.73%
Carvana Co., 14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(c)(e)	$490,457	$569,230
Group 1 Automotive, Inc., 6.38%, 01/15/2030(c)	518,000	528,498
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(c)	274,000	264,169
8.25%, 08/01/2031(c)	498,000	528,402
Lithia Motors, Inc.,
4.63%, 12/15/2027(c)	262,000	258,632
4.38%, 01/15/2031(c)	572,000	536,485
		2,685,416
Broadcasting–1.24%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(c)	200,000	153,034
Gray Media, Inc., 5.38%, 11/15/2031(c)	100,000	71,487
iHeartCommunications, Inc.,
4.75%, 01/15/2028(c)	25,000	20,016
9.13%, 05/01/2029(c)	75,000	62,343
10.88%, 05/01/2030(c)	50,000	24,578
Scripps Escrow II, Inc.,
3.88%, 01/15/2029(c)	35,000	29,957
5.38%, 01/15/2031(c)	30,000	20,775
Univision Communications, Inc.,
6.63%, 06/01/2027(c)	410,000	410,263
7.38%, 06/30/2030(c)	107,000	100,105
		892,558
Broadline Retail–1.07%
Kohl’s Corp.,
10.00%, 06/01/2030(c)	44,000	45,228
5.13%, 05/01/2031	337,000	216,042
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(c)	599,000	506,993
		768,263
Building Products–0.07%
Park River Holdings, Inc., 6.75%, 08/01/2029(c)	62,000	49,621
Cable & Satellite–9.44%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(c)	417,000	412,959
5.38%, 06/01/2029(c)	550,000	542,746
4.75%, 02/01/2032(c)	629,000	582,691
4.50%, 05/01/2032	615,000	560,184
4.50%, 06/01/2033(c)	300,000	267,038
4.25%, 01/15/2034(c)	266,000	229,806
CSC Holdings LLC,
11.75%, 01/31/2029(c)	200,000	187,614
6.50%, 02/01/2029(c)	200,000	159,754
5.75%, 01/15/2030(c)	257,000	129,948
4.13%, 12/01/2030(c)	200,000	137,424
4.63%, 12/01/2030(c)	216,000	99,545
4.50%, 11/15/2031(c)	200,000	135,385
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Cable & Satellite–(continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(c)	$268,000	$261,038
DISH DBS Corp.,
5.75%, 12/01/2028(c)	179,000	151,819
5.13%, 06/01/2029	161,000	105,991
DISH Network Corp., 11.75%, 11/15/2027(c)	225,000	232,286
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(e)	772,902	665,179
Sinclair Television Group, Inc.,
5.50%, 03/01/2030(c)	37,000	31,265
8.13%, 02/15/2033(c)	102,000	102,140
Sirius XM Radio LLC, 4.00%, 07/15/2028(c)	541,000	513,787
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032(c)	475,000	544,732
Virgin Media O2 Vendor Financing Notes V DAC (Ireland), 7.84%, 03/15/2032(c)	150,000	207,049
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(c)	575,000	531,386
		6,791,766
Casinos & Gaming–1.46%
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(c)	597,000	539,869
Viking Cruises Ltd., 7.00%, 02/15/2029(c)	507,000	510,898
		1,050,767
Commercial & Residential Mortgage Finance–2.55%
Nationstar Mortgage Holdings, Inc.,
5.50%, 08/15/2028(c)	533,000	532,239
7.13%, 02/01/2032(c)	502,000	523,103
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(c)	278,000	264,127
Walker & Dunlop, Inc., 6.63%, 04/01/2033(c)	508,000	514,855
		1,834,324
Commodity Chemicals–1.02%
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(c)	712,000	733,377
Communications Equipment–0.36%
CommScope LLC, 9.50%, 12/15/2031(c)	250,000	260,017
Construction Machinery & Heavy Transportation Equipment– 0.71%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(c)	507,000	512,053
Consumer Finance–4.67%
EZCORP, Inc., 7.38%, 04/01/2032(c)	990,000	1,029,849
FirstCash, Inc.,
5.63%, 01/01/2030(c)	235,000	233,546
6.88%, 03/01/2032(c)	766,000	786,114
Navient Corp.,
5.00%, 03/15/2027	366,000	362,508
9.38%, 07/25/2030	163,000	177,660
Principal Amount		Value
Consumer Finance–(continued)
OneMain Finance Corp.,
3.50%, 01/15/2027	$236,000	$228,815
6.63%, 05/15/2029	214,000	216,653
7.13%, 09/15/2032	325,000	327,428
		3,362,573
Copper–0.70%
First Quantum Minerals Ltd. (Zambia),
8.63%, 06/01/2031(c)	250,000	254,372
8.00%, 03/01/2033(c)	250,000	248,399
		502,771
Data Processing & Outsourced Services–0.74%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/2033(c)	457,000	533,775
Diversified Financial Services–8.26%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(f)	748,000	767,738
Avation Capital S.A. (Singapore), 9.00% PIK Rate, 8.25% Cash Rate, 10/31/2026(c)(e)	1,055,000	1,027,778
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(c)	264,000	260,940
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(c)	765,000	781,210
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(c)	232,000	242,507
6.13%, 11/01/2032(c)	799,000	800,886
6.75%, 05/01/2033(c)	508,000	521,313
Jefferson Capital Holdings LLC,
9.50%, 02/15/2029(c)	481,000	511,084
8.25%, 05/15/2030(c)	256,000	262,236
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(c)	738,000	768,804
		5,944,496
Diversified Metals & Mining–0.72%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(c)	515,000	516,693
Diversified REITs–1.46%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(c)	574,000	543,620
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(c)	116,000	105,787
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/2028(c)	276,000	292,975
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/2029(c)	113,000	106,644
		1,049,026
Diversified Support Services–2.47%
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(c)	748,000	764,872
7.75%, 03/15/2031(c)	724,000	758,790
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Diversified Support Services–(continued)
Saks Global Enterprises LLC, 11.00%, 12/15/2029(c)	$565,000	$255,662
		1,779,324
Drug Retail–0.19%
Walgreen Co., 4.40%, 09/15/2042	25,000	22,268
Walgreens Boots Alliance, Inc.,
4.80%, 11/18/2044	55,000	50,841
4.65%, 06/01/2046	25,000	22,577
4.10%, 04/15/2050	50,000	42,525
		138,211
Electric Utilities–3.52%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(f)	534,000	529,000
Duke Energy Corp., 6.45%, 09/01/2054(f)	536,000	542,800
Entergy Corp., 7.13%, 12/01/2054(f)	501,000	513,466
Vistra Operations Co. LLC,
5.00%, 07/31/2027(c)	190,000	189,565
7.75%, 10/15/2031(c)	495,000	525,176
6.88%, 04/15/2032(c)	221,000	230,054
		2,530,061
Electrical Components & Equipment–0.72%
EnerSys, 6.63%, 01/15/2032(c)	508,000	519,167
Electronic Components–0.72%
Sensata Technologies, Inc.,
3.75%, 02/15/2031(c)	223,000	198,247
6.63%, 07/15/2032(c)	319,000	322,107
		520,354
Environmental & Facilities Services–1.46%
GFL Environmental, Inc.,
4.00%, 08/01/2028(c)	545,000	524,341
3.50%, 09/01/2028(c)	296,000	282,143
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(c)	236,000	243,557
		1,050,041
Gold–1.48%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(c)	1,040,000	1,063,277
Health Care Facilities–2.46%
Select Medical Corp., 6.25%, 12/01/2032(c)	500,000	495,965
Tenet Healthcare Corp.,
6.13%, 10/01/2028	495,000	496,051
4.25%, 06/01/2029	600,000	576,563
6.75%, 05/15/2031	195,000	200,982
		1,769,561
Health Care REITs–1.09%
Diversified Healthcare Trust, 0.00%, 01/15/2026(c)(g)	814,000	782,407
Health Care Services–2.46%
Community Health Systems, Inc.,
6.88%, 04/15/2029(c)	250,000	209,164
5.25%, 05/15/2030(c)	477,000	429,968
4.75%, 02/15/2031(c)	368,000	315,304
Principal Amount		Value
Health Care Services–(continued)
DaVita, Inc.,
6.88%, 09/01/2032(c)	$249,000	$253,108
6.75%, 07/15/2033(c)	265,000	267,918
MPH Acquisition Holdings LLC,
5.75%, 12/31/2030(c)	218,000	174,023
5.00% PIK Rate, 6.50% Cash Rate, 12/31/2030(c)(e)	123,000	121,380
		1,770,865
Health Care Supplies–0.72%
Medline Borrower L.P.,
3.88%, 04/01/2029(c)	275,000	259,389
5.25%, 10/01/2029(c)	263,000	257,220
		516,609
Home Improvement Retail–0.07%
LBM Acquisition LLC, 6.25%, 01/15/2029(c)	59,000	47,439
Hotel & Resort REITs–2.91%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(c)	516,000	525,192
RLJ Lodging Trust L.P.,
3.75%, 07/01/2026(c)	264,000	259,987
4.00%, 09/15/2029(c)	281,000	257,171
Service Properties Trust,
4.75%, 10/01/2026	527,000	519,073
4.38%, 02/15/2030	663,000	535,210
		2,096,633
Hotels, Resorts & Cruise Lines–1.81%
Carnival Corp.,
5.88%, 06/15/2031(c)	347,000	347,425
6.13%, 02/15/2033(c)	435,000	436,346
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(c)	515,000	518,839
		1,302,610
Household Products–0.72%
Energizer Holdings, Inc., 4.38%, 03/31/2029(c)	550,000	517,264
Housewares & Specialties–0.73%
Newell Brands, Inc., 6.38%, 05/15/2030	555,000	522,779
Independent Power Producers & Energy Traders–1.86%
Vistra Corp.,
8.00%(c)(f)(h)	256,000	262,896
Series C, 8.88%(c)(f)(h)	999,000	1,075,557
		1,338,453
Industrial Machinery & Supplies & Components–2.55%
Enpro, Inc., 6.13%, 06/01/2033(c)	530,000	535,267
ESAB Corp., 6.25%, 04/15/2029(c)	758,000	771,720
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(c)	556,000	531,486
		1,838,473
Insurance Brokers–2.55%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(c)	527,000	539,368
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Insurance Brokers–(continued)
HUB International Ltd.,
7.25%, 06/15/2030(c)	$252,000	$262,596
7.38%, 01/31/2032(c)	506,000	528,377
USI, Inc., 7.50%, 01/15/2032(c)	484,000	507,938
		1,838,279
Integrated Telecommunication Services–6.59%
Altice France Holding S.A. (Luxembourg),
10.50%, 05/15/2027(c)	200,000	71,671
6.00%, 02/15/2028(c)	200,000	73,016
Altice France S.A. (France),
5.50%, 01/15/2028(c)	502,000	432,580
5.50%, 10/15/2029(c)	650,000	552,760
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(c)	200,000	203,350
7.00%, 04/15/2032(c)	290,000	292,227
Iliad Holding S.A.S.U. (France), 8.50%, 04/15/2031(c)	710,000	749,909
Level 3 Financing, Inc.,
3.63%, 01/15/2029(c)	31,000	25,885
4.88%, 06/15/2029(c)	170,000	155,250
3.75%, 07/15/2029(c)	53,000	43,760
4.50%, 04/01/2030(c)	228,000	201,659
3.88%, 10/15/2030(c)	66,000	55,935
4.00%, 04/15/2031(c)	64,000	53,280
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	281,000	283,838
7.72%, 06/04/2038	742,000	775,643
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(c)	721,000	770,569
		4,741,332
Investment Banking & Brokerage–0.70%
Boost Newco Borrower LLC, 7.50%, 01/15/2031(c)	478,000	506,051
Leisure Products–0.73%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(c)	507,000	527,554
Metal, Glass & Plastic Containers–1.45%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(c)	500,000	501,572
OI European Group B.V., 4.75%, 02/15/2030(c)	579,000	545,659
		1,047,231
Movies & Entertainment–1.09%
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(c)	878,000	783,559
Multi-line Insurance–1.43%
Acrisure LLC/Acrisure Finance, Inc.,
6.00%, 08/01/2029(c)	260,000	251,888
7.50%, 11/06/2030(c)	756,000	780,607
		1,032,495
Multi-Utilities–0.70%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(f)	503,000	503,280
Principal Amount		Value
Office REITs–0.71%
Office Properties Income Trust, 9.00%, 03/31/2029(c)	$537,000	$512,264
Oil & Gas Drilling–2.16%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(c)	501,000	504,771
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(c)	509,000	510,524
Transocean, Inc., 8.50%, 05/15/2031(c)	623,000	535,980
		1,551,275
Oil & Gas Exploration & Production–2.88%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(c)	1,017,000	1,042,917
Comstock Resources, Inc., 6.75%, 03/01/2029(c)	528,000	520,878
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(c)	514,000	508,495
		2,072,290
Oil & Gas Refining & Marketing–0.76%
Sunoco L.P., 6.25%, 07/01/2033(c)	550,000	550,435
Oil & Gas Storage & Transportation–6.02%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(c)	505,000	516,200
Excelerate Energy L.P., 8.00%, 05/15/2030(c)	504,000	522,135
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	137,000	138,855
8.00%, 05/15/2033	371,000	376,777
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(c)	459,000	475,368
New Fortress Energy, Inc., 6.50%, 09/30/2026(c)	18,000	10,817
NFE Financing LLC, 12.00%, 11/15/2029(c)	183,000	78,678
Prairie Acquiror L.P., 9.00%, 08/01/2029(c)	169,000	171,946
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(c)	524,000	533,439
Venture Global LNG, Inc.,
9.88%, 02/01/2032(c)	486,000	517,333
9.00%(c)(f)(h)	1,051,500	992,764
		4,334,312
Other Specialized REITs–0.72%
Iron Mountain, Inc., 4.50%, 02/15/2031(c)	556,000	521,508
Other Specialty Retail–0.06%
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(c)	95,000	46,312
Packaged Foods & Meats–0.74%
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(c)	576,000	531,785
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Paper & Plastic Packaging Products & Materials–1.77%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(c)	$755,000	$763,553
Sealed Air Corp.,
5.00%, 04/15/2029(c)	263,000	258,411
6.88%, 07/15/2033(c)	243,000	254,743
		1,276,707
Passenger Airlines–1.00%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(c)	729,000	716,317
Passenger Ground Transportation–0.13%
Hertz Corp. (The),
4.63%, 12/01/2026(c)	50,000	44,201
5.00%, 12/01/2029(c)	70,000	47,649
		91,850
Personal Care Products–0.58%
Opal Bidco SAS (France), 6.50%, 03/31/2032(c)	415,000	414,932
Pharmaceuticals–1.79%
1261229 BC Ltd., 10.00%, 04/15/2032(c)	645,000	638,964
Bausch Health Americas, Inc., 9.25%, 04/01/2026(c)	370,000	364,829
Bausch Health Cos., Inc.,
5.00%, 02/15/2029(c)	87,000	55,673
6.25%, 02/15/2029(c)	101,000	66,033
5.25%, 01/30/2030(c)	198,000	112,550
5.25%, 02/15/2031(c)	95,000	50,905
Par Pharmaceutical, Inc., 0.00%, 04/01/2027(g)(i)	174,000	0
		1,288,954
Reinsurance–0.76%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(c)(f)	562,000	545,280
Renewable Electricity–0.69%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(c)	505,000	499,647
Security & Alarm Services–0.70%
Brink’s Co. (The), 6.75%, 06/15/2032(c)	491,000	504,092
Single-Family Residential REITs–0.74%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(c)	527,000	529,651
Specialized Consumer Services–1.10%
Carriage Services, Inc., 4.25%, 05/15/2029(c)	842,000	788,561
Specialized Finance–1.06%
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(c)	733,000	760,798
Principal Amount		Value
Specialty Chemicals–0.72%
Celanese US Holdings LLC, 7.20%, 11/15/2033	$496,000	$518,166
Steel–0.68%
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027	273,000	269,053
7.00%, 03/15/2032(c)	149,000	128,706
6.25%, 10/01/2040	121,000	88,095
		485,854
Systems Software–0.20%
Camelot Finance S.A., 4.50%, 11/01/2026(c)	147,000	146,271
Technology Hardware, Storage & Peripherals–0.10%
Xerox Corp.,
4.80%, 03/01/2035	23,000	11,384
6.75%, 12/15/2039	21,000	10,530
Xerox Holdings Corp., 5.50%, 08/15/2028(c)	69,000	48,477
		70,391
Telecom Tower REITs–0.71%
SBA Communications Corp., 3.13%, 02/01/2029	552,000	513,968
Trading Companies & Distributors–4.30%
Air Lease Corp., Series B, 4.65%(f)(h)	752,000	741,576
Aircastle Ltd., 5.25%(c)(f)(h)	1,338,000	1,332,008
H&E Equipment Services, Inc., 3.88%, 12/15/2028(c)	1,012,000	1,020,399
		3,093,983
Wireless Telecommunication Services–2.16%
VMED O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(c)	575,000	528,491
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(f)	1,142,000	1,027,743
		1,556,234
Total U.S. Dollar Denominated Bonds & Notes (Cost $89,635,937)		89,879,263
Variable Rate Senior Loan Interests–11.01%(j)(k)
Advertising–0.52%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.44% (1 mo. Term SOFR + 4.10%), 08/23/2028	377,352	371,220
Aerospace & Defense–1.43%
TransDigm, Inc., Term Loan L, 6.80% (3 mo. Term SOFR + 2.50%), 01/19/2032	1,031,758	1,032,635
Automobile Manufacturers–0.68%
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL) (Canada), Term Loan B, 7.08% (1 mo. Term SOFR + 2.75%), 01/15/2032	490,000	489,388
Broadcasting–0.40%
Gray Media, Inc., Term Loan D, 7.44% (1 mo. Term SOFR + 3.00%), 12/01/2028	299,187	289,520
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Principal Amount		Value
Cable & Satellite–0.57%
CSC Holdings LLC,
Term Loan, 9.00% (1 mo. USD Prime + 2.50%), 04/15/2027	$197,911	$194,448
Term Loan B, 8.83% (1 mo. Term SOFR + 4.50%), 01/15/2028	219,439	217,107
		411,555
Electronic Manufacturing Services–1.09%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, —%, 08/04/2031(l)	788,020	785,191
Health Care Services–0.73%
MPH Acquisition Holdings LLC, Term Loan, 8.03% (3 mo. Term SOFR + 3.75%), 12/31/2030	530,000	522,713
Hotels, Resorts & Cruise Lines–0.35%
Carnival Corp., Term Loan B, 6.33% (1 mo. Term SOFR + 2.00%), 10/18/2028	250,000	250,406
Oil & Gas Storage & Transportation–0.75%
Prairie Acquiror L.P., Term Loan B, 8.58% (1 mo. Term SOFR + 4.25%), 08/01/2029	534,614	538,123
Other Specialty Retail–0.74%
Petco Health & Wellness Co., Inc., First Lien Term Loan, 7.81% (3 mo. Term SOFR + 3.25%), 03/02/2028	575,000	534,287
Passenger Airlines–0.45%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, —%, 05/07/2032(l)	320,000	321,733
Pharmaceuticals–0.71%
Endo Finance Holdings, Inc., Term Loan B, 8.33% (1 mo. Term SOFR + 4.00%), 04/23/2031	522,375	511,604
Real Estate Development–1.48%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.58% (1 mo. Term SOFR + 3.25%), 01/31/2030	522,232	526,149
Greystar Real Estate Partners LLC, Term Loan B, 7.08% (3 mo. Term SOFR + 2.75%), 08/21/2030(i)	537,460	537,460
		1,063,609
Wireless Telecommunication Services–1.11%
X Corp.,
Term Loan B, 9.50%, 10/27/2029	485,000	483,370
Term Loan B , 10.95% (3 mo. SOFR + 6.50%), 10/27/2029	319,184	316,501
		799,871
Total Variable Rate Senior Loan Interests (Cost $7,913,288)		7,921,855
	Shares		Value
Exchange-Traded Funds–4.37%
iShares Broad USD High Yield Corporate Bond ETF (Cost $3,104,200)		85,000	$3,147,550
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–1.78%(m)
Integrated Telecommunication Services–1.01%
Altice France S.A. (France), 3.38%, 01/15/2028(c)	EUR	225,000	217,474
Eutelsat S.A. (France), 9.75%, 04/13/2029(c)	EUR	425,000	507,699
			725,173
Metal, Glass & Plastic Containers–0.77%
Ball Corp., 4.25%, 07/01/2032	EUR	480,000	554,690
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,212,077)			1,279,863
	Shares
Common Stocks & Other Equity Interests–0.02%
Alternative Carriers–0.01%
Lumen Technologies, Inc.(n)		2,000	7,841
Broadline Retail–0.01%
Americanas S.A. (Brazil)(n)		5,642	5,060
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(n)		1,880	1,355
			6,415
Casinos & Gaming–0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Luxembourg)(i)		3	14
Food Retail–0.00%
Casino Guichard-Perrachon S.A. (France)(n)		2,804	1,640
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(n)		149,811	85
			1,725
Total Common Stocks & Other Equity Interests (Cost $42,862)			15,995
TOTAL INVESTMENTS IN SECURITIES–142.06% (Cost $101,908,364)			102,244,526
BORROWINGS–(42.45)%			(30,550,000)
OTHER ASSETS LESS LIABILITIES—0.39%			280,461
NET ASSETS–100.00%			$71,974,987
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Investment Abbreviations:
ETF	– Exchange-Traded Fund
EUR	– Euro
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $77,094,592, which represented 107.11% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at May 31, 2025 was $173,417, which represented less than 1% of the Trust’s Net Assets.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Zero coupon bond issued at a discount.
(h)	Perpetual bond with no specified maturity date.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(k)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(l)	This variable rate interest will settle after May 31, 2025, at which time the interest rate will be determined.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Non-income producing security.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$412,682	$6,969,694	$(7,382,376)	$-	$-	$-	$10,267
Invesco Treasury Portfolio, Institutional Class	766,389	12,943,718	(13,710,107)	-	-	-	18,760
Total	$1,179,071	$19,913,412	$(21,092,483)	$-	$-	$-	$29,027

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/31/2025	Barclays Bank PLC	EUR	952,000	USD	1,088,567	$3,508
Currency Risk
07/31/2025	Canadian Imperial Bank of Commerce	EUR	535,000	USD	602,031	(7,745)
07/31/2025	Deutsche Bank AG	EUR	200,000	USD	227,811	(143)
07/31/2025	Goldman Sachs International	GBP	200,000	USD	269,101	(436)
07/31/2025	State Street Bank & Trust Co.	EUR	320,000	USD	363,255	(1,470)
Subtotal—Depreciation						(9,794)
Total Forward Foreign Currency Contracts						$(6,286)

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$89,879,263	$0	$89,879,263
Variable Rate Senior Loan Interests	—	7,384,395	537,460	7,921,855
Exchange-Traded Funds	3,147,550	—	—	3,147,550
Non-U.S. Dollar Denominated Bonds & Notes	—	1,279,863	0	1,279,863
Common Stocks & Other Equity Interests	14,341	1,640	14	15,995
Total Investments in Securities	3,161,891	98,545,161	537,474	102,244,526
Other Investments - Assets*
Forward Foreign Currency Contracts	—	3,508	—	3,508
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(9,794)	—	(9,794)
Total Other Investments	—	(6,286)	—	(6,286)
Total Investments	$3,161,891	$98,538,875	$537,474	$102,238,240

*	Unrealized appreciation (depreciation).
Invesco High Income Trust II